                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
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                              MFS SERIES TRUST XII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                Date of fiscal year end: April 30 and October 31*
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                   Date of reporting period: January 31, 2007
-------------------------------------------------------------------------------

* MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund, each a series of the Registrant, have a fiscal year end April 30. The MFS Sector Rotational Fund, a series of the Registrant, has a fiscal year end October 31.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) LIFETIME 2010 FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.3%
---------------------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                           32,202        $    324,920
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                              130,140           1,220,711
---------------------------------------------------------------------------------------------------------------------------------
MFS Inflation-Adjusted Bond Fund - Class I                                                             34,158             325,526
---------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I                                                 186,558           1,830,136
---------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I                                                                   382,102           2,437,814
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                                                               1,219,183           1,219,183
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                       61,281             610,356
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                            67,220           1,679,819
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                              22,484             450,350
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (a)                                                                21,061             448,382
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                               61,360           1,675,748
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                                 $ 12,222,945
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                           $  146,000        $    146,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $ 12,368,945
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.5)%                                                                                   (58,957)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 12,309,988
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2010 FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $12,108,154
                                                              ===========
Gross unrealized appreciation                                 $   264,710
Gross unrealized depreciation                                      (3,919)
                                                              -----------
      Net unrealized appreciation (depreciation)              $   260,791
                                                              ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) LIFETIME 2020 FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.7%
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                              208,825        $  1,958,782
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                                                        394,308           1,545,689
---------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I                                                  84,216             826,155
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                         40,008           1,132,633
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)                                                                 271,088           2,678,346
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                                                      180,082           2,679,614
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                                                                 413,074             413,074
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                      310,382           3,091,406
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                           140,239           3,504,566
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                             210,886           4,224,040
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (a)                                                               198,402           4,223,989
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                              169,796           4,637,139
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                                 $ 30,915,433
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                           $  437,000        $    437,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $ 31,352,433
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.1)%                                                                                  (354,210)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 30,998,223
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2020 FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $29,869,002
                                                              ===========
Gross unrealized appreciation                                 $ 1,483,767
Gross unrealized depreciation                                        (336)
                                                              -----------
      Net unrealized appreciation (depreciation)              $ 1,483,431
                                                              ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) LIFETIME 2030 FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 95.6%
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                               12,384        $    116,158
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                                                         29,625             116,129
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                         57,377           1,624,340
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)                                                                 252,459           2,494,300
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                                                      168,256           2,503,650
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I (a)                                                                   36,531             753,278
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                       23,325             232,316
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                            69,639           1,740,288
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                              92,623           1,855,237
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (a)                                                               157,905           3,361,806
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                               95,578           2,610,234
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                                 $ 17,407,736
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 5.4% (y)
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07                                               $  721,000        $    721,000
---------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 5.265%, due 2/01/07                                                               272,000             272,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $    993,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $ 18,400,736
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.0)%                                                                                  (190,776)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 18,209,960
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2030 FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $17,257,391
                                                              ===========
Gross unrealized appreciation                                 $ 1,143,401
Gross unrealized depreciation                                         (56)
                                                              -----------
      Net unrealized appreciation (depreciation)              $ 1,143,345
                                                              ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) LIFETIME 2040 FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Lifetime 2040 Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.7%
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                         37,174        $  1,052,384
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)                                                                 159,775           1,578,580
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                                                      106,162           1,579,694
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I (a)                                                                   25,517             526,154
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                            42,115           1,052,448
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                              52,540           1,052,385
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I (a)                                                                98,856           2,104,637
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                               57,801           1,578,559
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                                 $ 10,524,841
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                           $   90,000        $     90,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $ 10,614,841
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.5)%                                                                                   (56,235)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 10,558,606
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2040 FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $9,984,181
                                                               ==========
Gross unrealized appreciation                                  $  641,677
Gross unrealized depreciation                                     (11,017)
                                                               ----------
      Net unrealized appreciation (depreciation)               $  630,660
                                                               ==========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) LIFETIME RETIREMENT INCOME FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Lifetime Retirement Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.3%
---------------------------------------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                                           61,499        $    620,521
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                               66,199             620,950
---------------------------------------------------------------------------------------------------------------------------------
MFS Inflation-Adjusted Bond Fund - Class I                                                             65,290             622,214
---------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I                                                  94,915             931,120
---------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I                                                                   194,245           1,239,283
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                                                                 619,765             619,765
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                       31,173             310,478
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                            25,009             624,981
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                               22,834             623,599
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                                 $  6,212,911
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                           $  111,000        $    111,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $  6,323,911
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.1)%                                                                                   (71,337)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $  6,252,574
---------------------------------------------------------------------------------------------------------------------------------

(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME RETIREMENT INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $ 6,226,910
                                                              ===========
Gross unrealized appreciation                                 $   102,196
Gross unrealized depreciation                                      (5,195)
                                                              -----------
      Net unrealized appreciation (depreciation)              $    97,001
                                                              ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) SECTOR ROTATIONAL FUND

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                                 14,358        $  1,122,078
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                  11,126           1,081,336
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,203,414
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                        21,966        $  1,007,361
---------------------------------------------------------------------------------------------------------------------------------
VF Corp.                                                                                               11,990             909,681
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,917,042
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                                  16,059        $  1,096,348
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                                                              14,461        $    930,132
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                     9,600        $  1,009,920
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 6.5%
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                                 7,378        $  1,216,263
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                               5,205           1,104,293
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                         12,974           1,066,982
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,387,538
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)(l)                                                       12,590        $  1,073,801
---------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc. (l)                                                                                     14,095           1,027,948
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,101,749
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                       48,536        $    832,878
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                                                                            25,200        $    782,460
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                    31,845           1,378,252
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,160,712
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                   23,210        $  1,043,754
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp. (l)                                                                                      15,151        $  1,104,205
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                       6,610             489,801
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,594,006
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                                     10,968        $    415,687
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                          10,474             683,324
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,099,011
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                                  14,909        $  1,211,207
---------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (l)                                                                                        7,605             539,271
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,750,478
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                                    10,394        $    814,682
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                         13,562        $    815,890
---------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc. Ohio                                                                    28,791           1,016,898
---------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc. (l)                                                                                          7,420             532,979
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                          16,790           1,042,995
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                          19,095             970,981
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,379,743
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
PACCAR, Inc. (l)                                                                                       17,111        $  1,144,213
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                                  11,833             979,299
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,123,512
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                  17,975        $    945,126
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                             21,563        $  1,070,819
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                            15,500        $    500,650
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                           11,410           1,180,821
---------------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. (l)                                                                      23,575             981,663
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,663,134
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                          23,095        $  1,068,837
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                                42,174        $  1,121,407
---------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                           20,944           1,064,374
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,185,781
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc. (l)                                                                             12,768        $    790,722
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co. (l)                                                                                    31,423             928,235
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                      15,333             973,492
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,692,449
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                        17,471        $  1,030,090
---------------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc.                                                                                     10,870             592,850
---------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                           31,586           1,124,462
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,747,402
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                       7,480        $    499,664
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                      7,840        $    630,022
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                     7,549             762,449
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,392,471
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                         11,335        $    846,271
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                          17,883           1,127,702
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,973,973
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                                        34,551        $  1,118,761
---------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                        19,832           1,104,837
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,223,598
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                             37,241        $  1,401,379
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Alliant Energy Corp. (l)                                                                               12,980        $    471,823
---------------------------------------------------------------------------------------------------------------------------------
Puget Energy, Inc. (l)                                                                                 40,500             994,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,466,503
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $ 50,776,055
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 2/01/07 (y)                                          $ 1,459,000        $  1,459,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 15.2%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                    7,966,119        $  7,966,119
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $ 60,201,174
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (14.8)%                                                                               (7,770,992)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 52,430,182
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SECTOR ROTATIONAL FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $56,957,391
                                                              ===========
Gross unrealized appreciation                                 $ 3,548,379
Gross unrealized depreciation                                    (304,596)
                                                              -----------
      Net unrealized appreciation (depreciation)              $ 3,243,783
                                                              ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Except as set forth below, there were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. On January 3, 2007, the MFS Sector Rotational Fund (the "Sector Rotational Fund"), a series of the registrant, acquired all of the assets and certain liabilities of the Penn Street Advisors Sector Rotational Portfolio (the "Penn Street Portfolio") pursuant to an agreement and plan of reorganization in exchange for Class A and Class C shares of the Sector Rotational Fund (the "Reorganization"). As result of the Reorganization, the Sector Rotational Fund became the accounting survivor of the Penn Street Portfolio. The registrant, however, did not adopt the internal controls over financial reporting of the Penn Street Portfolio (which were designed and implemented by the then-current officers of the Portfolio) as the internal controls over financial reporting of the Sector Rotational Fund. The registrant utilizes the internal controls over financial reporting for the Sector Rotational Fund that the registrant utilizes for the other series of the registrant. Therefore, the internal controls over financial reporting of the Penn Street Portfolio prior to January 3, 2007 may materially differ from those currently utilized for the Sector Rotational Fund.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII
            --------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------


* Print name and title of each signing officer under his or her signature.